Document And Entity Information	6 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001769768
Document Type	6-K
Entity File Number	001-40375
Entity Registrant Name	E-Home Household Service Holdings Limited
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, Address Line Three	Gulou District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--06-30